Subsequent Events - Additional Information (Detail) - $ / shares					1 Months Ended											5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 21, 2017	May 31, 2017	Nov. 30, 2016	Mar. 31, 2016	Jun. 16, 2017	May 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 18, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Dec. 31, 2013	Aug. 18, 2016	May 31, 2017	Mar. 31, 2017
Subsequent Event [Line Items]
Total Number of Shares Purchased			68,641	67,339			51,150	156,353	242,821	455,393	318,080	290,298	552,474	117,515	1,959,514	1,801,099		2,252,725
Treasury stock, price per share			$ 105.21	$ 140.30			$ 106.02	$ 103.33	$ 104.87	$ 138.71	$ 141.28	$ 142.32	$ 134.86	$ 141.46	$ 97.50	$ 138.80
Sun Pharmaceutical Industries Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder																		72.80%
Vote attributable to share equity																		81.90%
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional abbreviated new drug application, description	the Company received approvals from the FDA for four additional ANDAs: Tazarotene Cream, 0.1%, Felbamate Tablets, 400 mg and 600 mg, Felbamate Oral Suspension USP, 600 mg/5 mL, and Betamethasone Valerate Foam, 0.12%.
Total Number of Shares Purchased					45,814	34,193											553,158
Treasury stock, price per share					$ 106.44	$ 105.58											$ 104.63
Remaining number of shares under authorization					187,249
Subsequent Event [Member] | Sun Pharmaceutical Industries Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder		72.90%			73.00%	72.90%											72.90%
Vote attributable to share equity		81.90%			82.00%